GOODWILL (Details) - USD ($)	12 Months Ended
	Jun. 26, 2021	Jun. 27, 2020
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Goodwill beginning balance	$ 60,022,131	$ 60,022,131
Acquired Goodwil	10,963,375	10,963,375
Transferred to Assets Held for Sale	(4,615,810)	(4,615,810)
Impairment Losses	(33,469,238)	(33,469,238)
Goodwill ending balance	32,900,457	32,900,457
California [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Goodwill beginning balance	16,742,843	16,742,843
Acquired Goodwil	8,217,465	8,217,465
Transferred to Assets Held for Sale	(1,869,900)	(1,869,900)
Impairment Losses
Goodwill ending balance	23,090,408	23,090,408
Illinois [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Goodwill beginning balance	9,810,050	9,810,050
Acquired Goodwil	2,745,910	2,745,910
Transferred to Assets Held for Sale	(2,745,910)	(2,745,910)
Impairment Losses
Goodwill ending balance	9,810,050	9,810,050
Nevada [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Goodwill beginning balance	16,556,287	16,556,287
Acquired Goodwil
Transferred to Assets Held for Sale
Impairment Losses	(16,556,287)	(16,556,287)
Goodwill ending balance
Arizona [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Goodwill beginning balance	16,912,951	16,912,951
Acquired Goodwil
Transferred to Assets Held for Sale
Impairment Losses	(16,912,951)	(16,912,951)
Goodwill ending balance